Note 23 - Other Reserves (Details Textual) - 12 months ended Mar. 31, 2018	USD ($) $ / shares shares	AUD ($) $ / shares shares
Statement Line Items [Line Items]
Convertible securities, conversion price | $ / shares	$ 10.20
Number of convertible preference shares outstanding | shares	2,473,367	2,473,367
Convertible preference, shares, face value, price per share | $ / shares		$ 3
Convertible preference shares, value, face value and accrued dividends | $		$ 9,956,149
Number of Instruments, Convertible Loan Notes Outstanding | shares	2,473,367	2,473,367
Convertible loan notes, shares, face value, price per share | $ / shares		$ 7
Convertible loan notes, value, face value and accrued dividends | $		$ 22,489,140
Equity Instruments, Quarterly Interest Rate	7.00%
Number of share options outstanding in share-based payment arrangement at end of period	828,000	828,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $	$ 8.70